Commitments and contingencies - Summary of Certain Payments Over the Next Five Years (Parenthetical) (Detail) - CAD ($) $ in Millions		Dec. 31, 2021		Dec. 31, 2020
Disclosure of commitments and contingencies [line items]
Long-term debt		$ 391.0	[1]	$ 451.8
2022 [member]
Disclosure of commitments and contingencies [line items]
Long-term debt	[1]	391.0
Bankers acceptances and prime rate loans [member] | 2022 [member]
Disclosure of commitments and contingencies [line items]
Long-term debt		321.5
Senior notes [member]
Disclosure of commitments and contingencies [line items]
Long-term debt		54.9
PROP limited recourse
Disclosure of commitments and contingencies [line items]
Long-term debt		16.0
PROP limited recourse | 2022 [member]
Disclosure of commitments and contingencies [line items]
Long-term debt		$ 16.0

[1]	The 2022 figure includes $321.5 million related to the syndicated credit facility and non-revolving term loan that are due for renewal in 2022 and $54.9 million of senior notes and $16.0 million related to the PROP limited recourse amortizing loan that both mature in 2022. Refer to Note 6 for further details. Historically, the Company has successfully renewed its syndicated credit facility.